FAIR VALUE MEASUREMENTS - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Number of units outstanding	2,181,179	1,994,039
Share price (in dollars per share)	$ 32.67	$ 32.27
Common stock
EBP, Investment, Fair Value and NAV [Line Items]
Share price (in dollars per share)	$ 15.30	$ 16.14
Value of shares acquired	$ 16,429,758
Value of shares sold	$ 21,005,159